Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the year		£ 400.8	[1]	£ 584.5
Earnouts paid		(130.0)		(120.2)
New acquisitions		9.6		48.6
Revision of estimates taken to goodwill (note 14)		(14.1)		(67.6)
Revaluation of payments due to vendors		3.8		(50.5)
Transfer to disposal group classified as held for sale		(11.5)		0.0
Exchange adjustments		(14.9)		6.0
At end of year	[1]	£ 243.7		£ 400.8

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.